Unaudited interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued capital	Foreign currency translation reserves	Share-based payments reserves	Accumulated losses
Beginning balance at Jun. 30, 2023	$ 305,361	$ 965,857	$ (34,655)	$ 28,435	$ (654,276)
Changes in equity [abstract]
Loss after income tax expense for the period	(1,889)	0	0	0	(1,889)
Other comprehensive loss for the period, net of tax	(5,331)	0	(5,331)	0	0
Total comprehensive loss for the period	(7,220)	0	(5,331)	0	(1,889)
Transactions with owners in their capacity as owners:
Capital raise costs	(8,495)	(8,495)	0	0	0
Share issuances	369,886	369,886	0	0	0
Share-based payments	17,708	420	0	17,288	0
Ending balance at Mar. 31, 2024	677,240	1,327,668	(39,986)	45,723	(656,165)
Beginning balance at Jun. 30, 2024	1,097,351	1,764,289	(34,993)	51,286	(683,231)
Changes in equity [abstract]
Loss after income tax expense for the period	(8,605)	0	0	0	(8,605)
Other comprehensive loss for the period, net of tax	(10,081)	0	(10,081)	0	0
Total comprehensive loss for the period	(18,686)	0	(10,081)	0	(8,605)
Transactions with owners in their capacity as owners:
Capital raise costs	(10,475)	(10,475)	0	0	0
Share issuances	332,701	332,701	0	0	0
Share-based payments	24,676	5,993	0	18,683	0
Ending balance at Mar. 31, 2025	$ 1,425,567	$ 2,092,508	$ (45,074)	$ 69,969	$ (691,836)